COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of finance and operating right-of-use assets

	December 31, 2025	December 31, 2024
Finance leases:
Office equipment	$152	$177
Finance lease right-of-use assets, net	$152	$177

Operating Leases:
Facilities	$363	$653
Office equipment	-	47
Operating lease right-of-use assets, net	$363	$700

Summary of future minimum operating and finance lease payments

	December 31, 2025
	Operating Leases	Finance Lease
2026	$412	$88
2027	34	32
Undiscounted total	446	120
Less: imputed interest	(26)	(13)
Present value of future minimum payments	420	107
Current portion of lease liability	(386)	(77)
Lease liability, net of current portion	$34	$30

Schedules of lease cost

	Year Ended December 31,
	2025	2024
Operating lease cost	$359	$384
Short-term lease cost	53	11
Variable lease cost	15	29
Total operating lease cost	$427	$424